Nature And Description of The Company - Summary of Represents Material Subsidiaries of The Company (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
Subsidiaries [member] | Enerflex Middle East LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of indirect ownership interest in subsidiary	100.00%